Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Schedule of reclassifications out of accumulated other comprehensive loss

    The Company had the following reclassifications out of Accumulated Other Comprehensive Loss as of December 31, 2017, 2016 and 2015, respectively (in thousands):

		Year ended December 31,
	Location of Reclassification into Income	2017	2016	2015
Amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	3,694	4,028	4,017
Accelerated amortization of deferred realized losses on cash flow hedges	Net unrealized and realized losses on derivatives	—	7,706	—
Reclassification of unrealized losses to earnings	Net unrealized and realized losses on derivatives	—	184	32,644

Total Reclassifications		$3,694	$11,918	$36,661